BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Global Opportunities V.I. Fund

(the “Fund”)

Supplement dated December 1, 2011

to the Prospectus dated May 1, 2011

Effective immediately, the following changes are made to the Prospectus of the Fund:

The section in the Prospectus captioned “Fund Overview — Key Facts about BlackRock Global Opportunities V.I. Fund — Portfolio Managers” is deleted in its entirety and replaced with the following in order to add Ian Jamieson as a portfolio manager of the Fund:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	2008	Managing Director of BlackRock, Inc.
Michael Carey, CFA	2008	Managing Director of BlackRock, Inc.
Ian Jamieson, CFA	2011	Director of BlackRock, Inc.

The section in the Prospectus captioned “Details about the Fund — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Thomas Callan, CFA, Michael Carey, CFA and Ian Jamieson, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds - Portfolio Manager Information — BlackRock Global Opportunities V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Global Opportunities V.I. Fund

The Fund is managed by Thomas Callan, CFA, Michael Carey, CFA and Ian Jamieson, CFA who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Callan, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2008	Managing Director of BlackRock, Inc. since 1998; Head of BlackRock’s Global Opportunities Equity Team.
Michael Carey, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2008	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. from 2004 to 2006.
Ian Jamieson, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Director of BlackRock, Inc. since 2007; Vice President of BlackRock, Inc. from 2004 to 2006.

Shareholders should retain this Supplement for future reference.

Code # PRO-VAR-GO-1211SUP